11. EXPLORATION AND EVALUATION EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Exploration And Evaluation Expenses
Wages and benefits	$ 805	$ 1,589	$ 265	$ 989
Share-based compensation	204	204	168	191
Engineering	632	1,802	1,098	2,220
Professional fees	95	127	118	332
Materials, consumables, and supplies	416	479	284	642
Subcontracting	248	641	209	774
Geology and drilling	72	114	80	194
Utilities	81	172	80	234
Depreciation and amortization	54	107	93	185
Other	32	76	39	167
Grants	(36)	(36)
Tax credits	(104)	(268)	(401)	(798)
Exploration and evaluation expenses	$ 2,499	$ 5,007	$ 2,033	$ 5,130